UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02742)

Exact name of registrant as specified in charter:	Putnam Equity Income Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2018

Date of reporting period:	August 31, 2018

Item 1. Schedule of Investments:

Putnam Equity Income Fund

The fund's portfolio
8/31/18 (Unaudited)

COMMON STOCKS (95.8%)(a)
		Shares	Value

Aerospace and defense (3.4%)

Northrop Grumman Corp.		939,390	$280,398,521

Raytheon Co.		849,900	169,504,056

			449,902,577
Airlines (0.9%)

Southwest Airlines Co.		1,902,600	116,629,380

			116,629,380
Auto components (0.9%)

Delphi Automotive PLC		1,197,600	105,400,776

Delphi Technologies PLC (United Kingdom)		391,600	13,796,068

			119,196,844
Automobiles (0.8%)

General Motors Co.		3,012,419	108,597,705

			108,597,705
Banks (13.4%)

Bank of America Corp.		14,265,694	441,237,915

Citigroup, Inc.		5,372,303	382,722,866

JPMorgan Chase & Co.		4,541,346	520,347,425

KeyCorp		4,052,900	85,394,603

Regions Financial Corp.		8,126,000	158,131,960

Wells Fargo & Co.		2,611,740	152,734,555

			1,740,569,324
Beverages (2.1%)

Keurig Dr Pepper, Inc.		1,132,400	25,818,720

Molson Coors Brewing Co. Class B		1,709,000	114,058,660

PepsiCo, Inc.		1,154,300	129,293,143

			269,170,523
Biotechnology (2.4%)

Amgen, Inc.		826,000	165,043,060

Gilead Sciences, Inc.		1,955,700	148,105,161

			313,148,221
Building products (1.0%)

Johnson Controls International PLC		3,526,041	133,178,569

			133,178,569
Capital markets (3.9%)

Charles Schwab Corp. (The)		1,339,600	68,038,284

Goldman Sachs Group, Inc. (The)		547,293	130,151,748

Invesco, Ltd.		1,376,000	33,161,600

KKR & Co., Inc. Class A		5,720,096	149,180,104

State Street Corp.		1,430,580	124,331,708

			504,863,444
Chemicals (2.3%)

Air Products & Chemicals, Inc.		560,500	93,205,545

DowDuPont, Inc.		3,017,649	211,627,724

			304,833,269
Commercial services and supplies (—%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $52) (Private) (Germany)(NON)(F)(RES)		39	34

New Middle East Other Assets GmbH (acquired 8/2/13, cost $21) (Private) (Germany)(NON)(F)(RES)		16	14

			48
Communications equipment (1.2%)

Cisco Systems, Inc.		3,232,407	154,412,082

			154,412,082
Consumer finance (0.7%)

Capital One Financial Corp.		959,300	95,057,037

Oportun Financial Corp. (acquired 6/23/15, cost $2,781,056) (Private)(NON)(F)(RES)		975,809	2,092,280

			97,149,317
Containers and packaging (0.6%)

Ball Corp.		1,922,200	80,501,736

			80,501,736
Diversified telecommunication services (1.8%)

AT&T, Inc.		5,139,300	164,149,242

Verizon Communications, Inc.		1,302,570	70,820,731

			234,969,973
Electric utilities (3.2%)

American Electric Power Co., Inc.		1,029,200	73,824,516

Edison International		1,518,700	99,824,151

Exelon Corp.		2,712,300	118,554,633

NextEra Energy, Inc.		356,100	60,572,610

PG&E Corp.		1,253,854	57,902,978

			410,678,888
Electrical equipment (0.5%)

Emerson Electric Co.		876,200	67,230,826

			67,230,826
Energy equipment and services (0.6%)

Halliburton Co.		1,981,600	79,046,024

			79,046,024
Equity real estate investment trusts (REITs) (2.7%)

American Tower Corp.		946,241	141,103,458

Boston Properties, Inc.		702,900	91,693,305

Gaming and Leisure Properties, Inc.		3,412,646	122,138,600

			354,935,363
Food and staples retail (4.3%)

BJ's Wholesale Club Holdings, Inc.(NON)		1,799,039	53,071,651

Kroger Co. (The)		5,274,100	166,134,150

Walgreens Boots Alliance, Inc.		824,600	56,534,576

Walmart, Inc.		2,932,900	281,147,794

			556,888,171
Food products (0.5%)

Kraft Heinz Co. (The)		1,221,600	71,182,632

			71,182,632
Health-care equipment and supplies (3.0%)

Becton Dickinson and Co. (BD)		899,595	235,576,943

Danaher Corp.		1,546,600	160,134,964

			395,711,907
Health-care providers and services (1.3%)

Cigna Corp.		924,700	174,157,998

			174,157,998
Hotels, restaurants, and leisure (0.8%)

Hilton Worldwide Holdings, Inc.		1,369,199	106,277,226

			106,277,226
Household durables (0.5%)

HC Brillant Services GmbH (acquisition dates ranging from 8/2/13 to 8/31/16, cost $52) (Private) (Germany)(NON)(F)(RES)		78	68

PulteGroup, Inc.		2,106,300	58,871,085

			58,871,153
Household products (1.0%)

Kimberly-Clark Corp.		1,075,300	124,240,162

			124,240,162
Independent power and renewable electricity producers (0.8%)

NRG Energy, Inc.		3,033,800	107,366,182

			107,366,182
Industrial conglomerates (1.0%)

General Electric Co.		2,854,220	36,933,607

Honeywell International, Inc.		563,600	89,646,216

			126,579,823
Insurance (3.3%)

American International Group, Inc.		2,962,578	157,520,272

Assured Guaranty, Ltd.		4,217,580	171,824,209

Hartford Financial Services Group, Inc. (The)		1,922,500	96,836,325

			426,180,806
Internet and direct marketing retail (—%)

Global Fashion Group SA (acquired 8/2/13, cost $2,567,154) (Private) (Luxembourg)(NON)(F)(RES)		60,600	565,579

			565,579
IT Services (2.0%)

DXC Technology Co.		1,565,300	142,583,177

Fidelity National Information Services, Inc.		1,071,700	115,925,789

			258,508,966
Media (2.1%)

Charter Communications, Inc. Class A(NON)		392,359	121,788,234

Comcast Corp. Class A		4,155,100	153,697,149

			275,485,383
Metals and mining (1.1%)

Alcoa Corp.(NON)		3,251,300	145,235,571

			145,235,571
Mortgage real estate investment trusts (REITs) (0.3%)

MFA Financial, Inc.		5,132,105	39,311,924

			39,311,924
Oil, gas, and consumable fuels (11.9%)

Anadarko Petroleum Corp.		1,758,382	113,239,801

BP PLC (United Kingdom)		20,533,362	145,693,893

ConocoPhillips		3,175,500	233,176,965

Enterprise Products Partners LP		2,961,600	84,701,760

EOG Resources, Inc.		709,600	83,896,008

Exxon Mobil Corp.		2,825,192	226,495,643

Kinder Morgan, Inc.		4,323,200	76,520,640

Marathon Oil Corp.		8,776,680	188,786,387

Suncor Energy, Inc. (Canada)		1,962,898	80,802,207

TOTAL SA (France)		2,061,224	128,887,510

Valero Energy Corp.		1,640,000	193,323,200

			1,555,524,014
Personal products (0.2%)

Coty, Inc. Class A		2,626,521	32,463,800

			32,463,800
Pharmaceuticals (6.3%)

AstraZeneca PLC ADR (United Kingdom)(S)		3,692,100	141,555,114

Eli Lilly & Co.		1,326,900	140,186,985

Johnson & Johnson		1,887,370	254,209,865

Merck & Co., Inc.		2,435,491	167,050,328

Pfizer, Inc.		2,804,720	116,451,974

			819,454,266
Road and rail (1.2%)

Union Pacific Corp.		1,049,800	158,120,876

			158,120,876
Semiconductors and semiconductor equipment (3.2%)

Intel Corp.		2,032,200	98,419,446

NXP Semiconductor NV(NON)		597,400	55,641,836

ON Semiconductor Corp.(NON)		1,906,000	40,674,040

Qualcomm, Inc.		2,081,900	143,047,349

Texas Instruments, Inc.		678,600	76,274,640

			414,057,311
Software (3.5%)

Microsoft Corp.		4,092,000	459,654,360

			459,654,360
Specialty retail (1.7%)

Home Depot, Inc. (The)		513,800	103,155,626

O'Reilly Automotive, Inc.(NON)		338,100	113,405,502

			216,561,128
Technology hardware, storage, and peripherals (2.4%)

Apple, Inc.		1,343,000	305,707,090

			305,707,090
Thrifts and mortgage finance (1.0%)

Radian Group, Inc.		6,281,140	127,695,575

			127,695,575

Total common stocks (cost $8,632,193,016)			$12,494,816,016

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
		Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquisition dates ranging from 7/11/16 to 9/14/17, cost $309,306) (Luxembourg) (Private)(NON)(F)(RES)		47,052	$447,919

Mandatory Exchangeable Trust Securities 144A $5.75 cv. pfd.		304,344	59,712,293

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $7,592) (Private)(NON)(F)(RES)		2,664	5,712

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $145,237) (Private)(NON)(F)(RES)		46,107	109,267

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $341,111) (Private)(NON)(F)(RES)		67,016	256,629

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $494,779) (Private)(NON)(F)(RES)		97,206	372,238

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $277,459) (Private)(NON)(F)(RES)		50,539	208,742

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $837,565) (Private)(NON)(F)(RES)		109,058	630,128

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $2,349,227) (Private)(NON)(F)(RES)		824,290	1,767,401

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $2,970,584) (Private)(NON)(F)(RES)		1,042,310	2,234,868

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $9,110,862) (Private)(NON)(F)(RES)		3,199,825	6,854,025

Total convertible preferred stocks (cost $47,278,122)			$72,599,222

U.S. TREASURY OBLIGATIONS (—%)(a)
		Principal amount	Value

U.S. Treasury Notes
2.375%, 12/31/20(i)		$350,000	$349,265
1.75%, 11/30/19(i)		732,000	728,274

Total U.S. treasury obligations (cost $1,077,539)			$1,077,539

SHORT-TERM INVESTMENTS (3.6%)(a)
		Principal amount/shares	Value

Interest in $338,389,000 joint tri-party repurchase agreement dated 8/31/18 with Citigroup Global Markets, Inc. due 9/4/18 - maturity value of $88,019,262 for an effective yield of 1.970% (collateralized by various U.S. Treasury notes with coupon rates ranging from 1.375% to 2.250% and due dates ranging from 12/31/18 to 5/15/22, valued at $345,156,823)		$88,000,000	$88,000,000

Interest in $325,000,000 joint tri-party repurchase agreement dated 8/31/18 with HSBC Bank USA, National Association due 9/4/18 - maturity value of $87,010,945 for an effective yield of 1.960% (collateralized by various mortgage backed securities with coupon rates ranging from 2.634% to 5.000% and due dates ranging from 7/1/28 to 8/1/48, valued at $331,572,193)		86,992,000	86,992,000

U.S. Treasury Bills 1.994%, 10/25/18(SEGSF)		283,000	282,201

U.S. Treasury Bills zero%, 11/15/18(i)		256,000	254,899

U.S. Treasury Bills 1.953%, 10/4/18(SEGSF)		143,000	142,769

U.S. Treasury Bills 2.113%, 11/23/18(SEGSF)		142,000	141,351

U.S. Treasury Bills zero%, 9/13/18(i)		54,000	53,962

U.S. Treasury Bills 2.062%, 11/15/18(SEGSF)		47,000	46,808

U.S. Treasury Bills 1.950%, 10/11/18(SEGSF)		39,000	38,921

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87%(P)	Shares	700,000	700,000

Putnam Short Term Investment Fund 2.16%(AFF)	Shares	262,255,423	262,255,423

Putnam Cash Collateral Pool, LLC 2.24%(AFF)	Shares	30,681,330	30,681,330

Total short-term investments (cost $469,589,572)			$469,589,664

TOTAL INVESTMENTS

Total investments (cost $9,150,138,249)			$13,038,082,441

FORWARD CURRENCY CONTRACTS at 8/31/18 (aggregate face value $429,646,346) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Euro	Sell	9/19/18	$15,670,074	$15,850,368	$180,294
Barclays Bank PLC
	British Pound	Sell	9/19/18	125,595,996	126,875,157	1,279,161
Citibank, N.A.
	Canadian Dollar	Sell	10/17/18	29,003,843	28,676,937	(326,906)
Goldman Sachs International
	British Pound	Sell	9/19/18	126,237,831	127,508,307	1,270,476
	Canadian Dollar	Sell	10/17/18	29,003,919	28,675,187	(328,732)
	Euro	Sell	9/19/18	52,719,385	53,418,660	699,275
State Street Bank and Trust Co.
	Euro	Sell	9/19/18	48,012,041	48,641,730	629,689

Unrealized appreciation						4,058,895

Unrealized (depreciation)						(655,638)

Total						$3,403,257
* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank.

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2017 through August 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $13,043,778,716.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $15,544,904, or 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/18

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$113,336,650	$1,017,063,843	$1,099,719,163	$1,330,413	$30,681,330
	Putnam Short Term Investment Fund**	229,632,742	718,779,852	686,157,171	2,957,617	262,255,423

	Total Short-term investments	$342,969,392	$1,735,843,695	$1,785,876,334	$4,288,030	$292,936,753
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $30,681,330, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $29,594,646.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $519,323.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $350,503 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $178,511,175, is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $326,906 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $519,323 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$884,989,371	$—	$565,647
Consumer staples	1,053,945,288	—	—
Energy	1,634,570,038	—	—
Financials	2,933,678,110	—	2,092,280
Health care	1,702,472,392	—	—
Industrials	1,051,642,051	—	48
Information technology	1,592,339,809	—	—
Materials	530,570,576	—	—
Real estate	354,935,363	—	—
Telecommunication services	234,969,973	—	—
Utilities	518,045,070	—	—
Total common stocks	12,492,158,041	—	2,657,975
Convertible preferred stocks	—	59,712,293	12,886,929
U.S. treasury obligations	—	1,077,539	—
Short-term investments	262,955,423	206,634,241	—

Totals by level	$12,755,113,464	$267,424,073	$15,544,904

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$3,403,257	$—

Totals by level	$—	$3,403,257	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$4,058,895	$655,638

Total	$4,058,895	$655,638

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$587,800,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Equity Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: October 29, 2018